Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE COMPANY
43.	CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Statements of financial position of the Company

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
NON-CURRENT ASSETS
Investments in subsidiaries	305,916	380,339	52,106
Other non-current Asset	-	30,529	4,182
Total non-current assets	305,916	410,868	56,288
CURRENT ASSETS
Prepayments, other receivables and other assets	3,612,208	3,986,172	546,103
Cash and bank balances	272,240	470,170	64,413
Total current assets	3,884,448	4,456,342	610,516
CURRENT LIABILITIES
Other payables and accruals	3,674	24,187	3,314
Total current liabilities	3,674	24,187	3,314
NET CURRENT ASSETS	3,880,774	4,432,155	607,202
TOTAL ASSETS LESS CURRENT LIABILITIES	4,186,690	4,843,023	663,491
Net assets	4,186,690	4,843,023	663,491
EQUITY
Share capital	197	214	29
Treasury shares	(21,351)	(8)	(1)
Capital and reserves	5,072,015	5,652,916	774,446
Exchange fluctuation reserve	40,883	108,598	14,878
Accumulated losses	(905,054)	(918,697)	(125,861)
Total equity	4,186,690	4,843,023	663,491

Condensed statements of comprehensive income

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Other income and gains	20,789	18,597	17,925	2,456
Operating expenses	(11,012)	(8,118)	(9,983)	(1,368)
Other expenses	(96,575)	(24,741)	(21,585)	(2,957)
LOSS BEFORE TAX	(86,798)	(14,262)	(13,643)	(1,869)
LOSS FOR THE YEAR	(86,798)	(14,262)	(13,643)	(1,869)
Exchange differences on translation	287,996	84,629	67,715	9,277
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	201,198	70,367	54,072	7,408

Condensed statements of cash flows

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(934)	9,727	(41,686)	(5,711)
Net cash used in investing activities	(334,647)	(535,395)	(589,153)	(80,714)
Net cash (used in)/generated from financing activities	(26,757)	464,166	531,922	72,873
Effect of foreign exchange rate changes, net	35,152	1,581	9,311	1,276
Net decrease in cash and cash equivalents	(327,186)	(59,921)	(89,606)	(12,276)

A summary of the Company’s reserves is as follows:

	Capital	Exchange
	and	fluctuation	Accumulated
	reserves	reserve	losses	Total
	RMB	RMB	RMB	RMB
At January 1, 2022	4,504,201	(331,742)	(803,994)	3,368,465
Loss for the year	-	-	(86,798)	(86,798)
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	287,996	-	287,996
Total comprehensive income for the year	-	287,996	(86,798)	201,198
Employees share-based compensation scheme
Pre-IPO share option expenses	10,645	-	-	10,645
RSU expenses	11,460	-	-	11,460
Exercise of pre-IPO share options	17	-	-	17
Vesting of RSUs	(227)	-	-	(227)
At December 21, 2022 and January 1, 2023	4,526,096	(43,746)	(890,792)	3,591,558
Loss for the year	-	-	(14,262)	(14,262)
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	84,629	-	84,629
Total comprehensive income for the year	-	84,629	(14,262)	70,367
Issue of ordinary shares	470,066	-	-	470,066
Employees share-based compensation scheme
Pre-IPO share option expenses	3,750	-	-	3,750
RSU expenses	27,753	-	-	27,753
Exercise of pre-IPO share options	7	-	-	7
Vesting of RSUs	(11,123)	-	-	(11,123)
Equity-settled bonus	55,466	-	-	55,466
At December 31, 2023 and January 1, 2024	5,072,015	40,883	(905,054)	4,207,844
Loss for the year	-	-	(13,643)	(13,643)
Other comprehensive income for the year:
Exchange differences on translation of the Company	-	67,715	-	67,715
Total comprehensive income for the year	-	67,715	(13,643)	54,072
Issue of ordinary shares	533,923	-	-	533,923
Employees share-based compensation scheme
Pre-IPO share option expenses	-	-	-	-
RSU expenses	20,924	-	-	20,924
Exercise of pre-IPO share options	6	-	-	6
Vesting of RSUs	(14,671)	-	-	(14,671)
Equity-settled bonus	40,719	-	-	40,719
At December 31, 2024	5,652,916	108,598	(918,697)	4,842,817
At December 31, 2024 in US$	774,446	14,878	(125,861)	663,463
a)	Basis of presentation

The separate condensed financial statements above have been presented on a “parent company only” basis. Under a “parent company only” presentation, the Company’s investment in its subsidiaries is presented at cost. Such investment is presented on the separate condensed statements of financial position of the Company as “Investment in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented.

There were no indicators of impairment associated with the investment in subsidiaries as of December 31, 2023 and 2024.

Certain information and note disclosures normally included in financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted in this parent company only condensed financial information by reference to the Group’s consolidated financial statements.

b)	Commitments

The Company does not have any significant commitments or long-term obligations as of December 31, 2023 and 2024.